Deposits	12 Months Ended
Dec. 31, 2013
Deposits [Abstract]
Deposits
Deposits

Total time deposits in denominations of $100,000 or greater was $51.8 billion at Dec. 31, 2013, and $50.3 billion at Dec. 31, 2012. At Dec. 31, 2013, the scheduled maturities of all time deposits are as follows: 2014 – $52.9 billion; 2015 – $4 million; 2016 – $1 million; 2017 – $- million; 2018 – $2 million; and 2019 and thereafter – $- million.